Contingent Transactions - Summary of Contingent Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Contingent transactions, total	$ 94,567,785	$ 148,988,857
Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	91,349,936	146,170,590
Guarantees granted [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	1,719,015	1,447,525
Overdraft and unused agreed commitments [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	1,052,364	975,725
Letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	$ 446,470	$ 395,017